Notes to the consolidated cash flow statement - Reconciliation of operating activities (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019		Sep. 30, 2018	Mar. 31, 2018
Reconciliation of net cash provided by/(used in) operating activities to net profit for the period
Net profit for the period	$ 3,176	[1]	$ 3,899	$ 4,200
Profit (loss), percentage change from prior period	(19.00%)
Profit (loss), percentage change from same period of prior year	(24.00%)
Adjustments:
Depreciation, amortisation and impairment	$ 516		594	550
Impairment charges	404		396	493
Net (decrease)/increase in current and deferred tax	(548)		(87)	(9)
(Increase)/decrease in accrued interest receivable	(171)		13	(96)
(Decrease)/increase in accrued interest payable	(156)		225	16
(Decrease)/increase in provisions	738		512	(223)
Other non-cash items	(364)		87	245
Cash flows from operating activities before changes in operating assets and liabilities	$ 3,595		5,639	5,176
Depreciation, amortisation and impairment, percentage movement from prior period	(13.00%)
Depreciation, amortisation and impairment, percentage movement from same period in prior year	(6.00%)
Impairment charges, percentage movement from prior period	2.00%
Impairment charges, percentage movement from same period in prior year	(18.00%)
(Increase)/decrease in accrued interest receivable, percentage movement from same period in prior year	78.00%
(Decrease)/increase in provisions, percentage movement from prior period	44.00%
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(36.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	(31.00%)
Net (increase)/decrease in derivative financial instruments	$ 2,668		9,684	(1,100)
Net (increase)/decrease in life insurance assets and liabilities	$ (4)		(142)	(88)
Net (increase)/decrease in derivative financial instruments, percentage movement from prior period	(72.00%)
Net (increase)/decrease) in life insurance assets and liabilities, percentage movement from prior period	(97.00%)
Net (increase)/decrease in life insurance assets and liabilities, percentage movement from same period in prior year	(95.00%)
(Increase)/decrease in other operating assets:
Collateral paid	$ (1,218)		(943)	1,912
Trading securities and financial assets measured at FVIS	(5,426)		(1,198)	4,690
Loans	(1,789)		(9,976)	(14,372)
Other financial assets	(234)		(340)	807
Other assets	$ 2		2	8
Collateral paid, percentage movement from prior period	29.00%
Loans, percentage movement from prior period	(82.00%)
Loans, percentage movement from same period in prior year	(88.00%)
Other financial assets, percentage movement from prior period	(31.00%)
Other assets, percentage movement from same period in prior year	(75.00%)
(Decrease)/increase in other operating liabilities:
Collateral received	$ (317)		(1,147)	852
Deposits and other borrowings	(7,572)		11,920	12,008
Other financial liabilities	1,009		(1,393)	(2,239)
Other liabilities	$ (8)		14	(4)
Collateral received, percentage movement from prior period	(72.00%)
Other liabilities, percentage movement from same period in prior year	100.00%
Net cash provided by/(used in) operating activities	$ (9,294)		$ 12,120	$ 7,650

[1]	The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.